Intangible assets (Details) - USD ($) $ in Thousands	3 Months Ended		12 Months Ended		15 Months Ended
	Mar. 31, 2022	Mar. 31, 2021	Dec. 31, 2021	Dec. 31, 2020	Mar. 31, 2022
Intangible assets
Balance at the beginning	$ 266	$ 76	$ 76		$ 76
Additions	17,672	110
Acquisitions through business combinations	17,664	52
Balance at the end	17,144		266	$ 76	17,144
Amount of intangible assets acquired	17,672	110
Amount of intangible assets acquired in the process of acquisition of subsidiaries	17,664	52
Amount of assets disposed					0
Cost
Intangible assets
Balance at the beginning	1,161	771	771		771
Additions			338
Acquisitions through business combinations			52
Balance at the end			1,161	771
Amount of intangible assets acquired			338
Amount of intangible assets acquired in the process of acquisition of subsidiaries			52
Depreciation/ Amortization
Intangible assets
Balance at the beginning	(895)	(695)	(695)		(695)
Amortization for the year			(200)
Balance at the end			(895)	(695)
Computer software
Intangible assets
Balance at the beginning	25	76	76		76
Balance at the end			25	76
Computer software | Cost
Intangible assets
Balance at the beginning	775	771	771	771	771
Additions			4
Balance at the end			775	771
Amount of intangible assets acquired			4
Computer software | Depreciation/ Amortization
Intangible assets
Balance at the beginning	(750)	$ (695)	(695)	(435)	$ (695)
Amortization for the year			(55)	(260)
Balance at the end			(750)	$ (695)
Licenses [Member]
Intangible assets
Balance at the beginning	241
Balance at the end			241
Licenses [Member] | Cost
Intangible assets
Balance at the beginning	386
Additions			334
Acquisitions through business combinations			52
Balance at the end			386
Amount of intangible assets acquired			334
Amount of intangible assets acquired in the process of acquisition of subsidiaries			52
Licenses [Member] | Depreciation/ Amortization
Intangible assets
Balance at the beginning	$ (145)
Amortization for the year			(145)
Balance at the end			$ (145)